Common Stock and Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock and Common Stock Warrants	Common Stock and Common Stock Warrants
Each share of Class A common stock is entitled to one vote per share. Each share of Class B common stock is entitled to ten votes per share and is convertible at any time into one share of Class A common stock.
Immediately prior to the completion of the IPO, 65,970,938 shares of the convertible preferred stock converted to an equivalent number of shares of Class B common stock and 164,973 shares of the convertible preferred stock warrants were converted to an equivalent number of Class B common stock warrants.
During the three months ended March 31, 2021, the Company issued 24,837 shares of Class B common stock through a cashless net exercise of 26,764 shares of Class B common stock warrants. 138,209 shares of Class B common stock warrants were outstanding as of March 31, 2021.
The table below summarizes the Class A common stock and Class B common stock issued and outstanding as of March 31, 2021.

	As of March 31, 2021
	Authorized	Issued and Outstanding
Common stock Class A	1,000,000,000	13,800,000
Common stock Class B	120,000,000	80,343,694
Total common stock	1,120,000,000	94,143,694
Common Stock
Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of the Company.
Subject to the preferences that may be applicable to any outstanding shares of convertible preferred stock, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the board of directors. No dividends have been declared to date.
The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31, 2020
	2019	2020
Convertible preferred stock outstanding	65,928,261	65,970,938
Options issued and outstanding	17,984,575	22,774,949
Shares available for future stock option issuances	751,514	201,582
Warrants to purchase convertible preferred stock	170,975	148,994
Total	84,835,325	89,096,463